Shareholder Report, Holdings (Details)	May 31, 2024
Fidelity New Jersey Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity New Jersey Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity New Jersey Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity New Jersey Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity New Jersey Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity New Jersey Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity New Jersey Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity New Jersey Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity New Jersey Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Connecticut Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Connecticut Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Connecticut Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Connecticut Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Connecticut Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Connecticut Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Connecticut Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Connecticut Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Connecticut Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Connecticut Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Connecticut Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%